UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
     			         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Alan Leist III
Address: 114 Business Park Drive
                  Utica, NY 13502
                  United States of America

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan Leist III
Title: Managing Director
Phone: (315)724-1776

Signature, Place, and Date of Signing:


[Signature] 			[City, State] 			[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number                    Name
28-____________         ________________________________________________
[Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       ______________

Form 13F Information Table Entry Total:  101

Form 13F Information Table Value Total: $191,382
 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No.   Form 13F File Number    Name

  ____   28-____________         ______________________________
[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102     1380 45622.000 SH      Sole                45622.000
Abbott Laboratories            COM              002824100     1201 21353.000 SH      Sole                21353.000
Abercrombie & Fitch Co.        COM              002896207     1185 24260.000 SH      Sole                24260.000
Accenture Ltd.                 COM              G1151C101      958 17990.000 SH      Sole                17990.000
Air Products & Chemicals       COM              009158106     1066 12516.000 SH      Sole                12516.000
Apache Corp.                   COM              037411105     2203 24324.000 SH      Sole                24324.000
Apple Computer                 COM              037833100     4272 10547.000 SH      Sole                10547.000
Automatic Data Processing      COM              053015103     1555 28800.000 SH      Sole                28800.000
BHP Billiton Ltd.              COM              088606108     1305 18482.000 SH      Sole                18482.000
Baker Hughes Inc               COM              057224107     1468 30174.000 SH      Sole                30174.000
Barrick Gold                   COM              067901108     1980 43762.000 SH      Sole                43762.000
Baxter International Inc.      COM              071813109      769 15550.000 SH      Sole                15550.000
Becton Dickinson & Co.         COM              075887109     2946 39422.000 SH      Sole                39422.000
Boeing Co.                     COM              097023105     1285 17517.000 SH      Sole                17517.000
Chevron Corp.                  COM              166764100     2147 20178.000 SH      Sole                20178.000
Coca Cola Co.                  COM              191216100     1189 17000.000 SH      Sole                17000.000
Cognizant Technology Solutions COM              192446102     2189 34034.000 SH      Sole                34034.000
Colgate Palmolive Co.          COM              194162103     4606 49858.000 SH      Sole                49858.000
ConocoPhillips                 COM              20825C104     3933 53966.000 SH      Sole                53966.000
Covidien PLC                   COM              G2554F113     1719 38197.000 SH      Sole                38197.000
Cummins Inc.                   COM              231021106     2954 33565.000 SH      Sole                33565.000
Deere & Co.                    COM              244199105     2353 30417.000 SH      Sole                30417.000
Digital Realty Trust           COM              253868103     1084 16262.000 SH      Sole                16262.000
DuPont de Nemours              COM              263534109     1113 24303.000 SH      Sole                24303.000
EMC Corp.                      COM              268648102     1178 54701.000 SH      Sole                54701.000
Eastern Insurance Holdings, In COM              276534104      845 60467.000 SH      Sole                60467.000
Eaton Corp.                    COM              278058102     1130 25964.000 SH      Sole                25964.000
Exelis Inc.                    COM              30162A108      348 38495.000 SH      Sole                38495.000
Exxon Mobil Corp.              COM              30231G102     3974 46880.999 SH      Sole                46880.999
Family Dollar Stores, Inc.     COM              307000109     1118 19385.000 SH      Sole                19385.000
Gap Inc.                       COM              364760108     1264 68126.000 SH      Sole                68126.000
General Electric Co.           COM              369604103      445 24858.000 SH      Sole                24858.000
HSBC Holdings PLC ADR          COM              404280406      585 15367.000 SH      Sole                15367.000
Harris Corp.                   COM              413875105     1525 42317.000 SH      Sole                42317.000
Hill-Rom Holdings, Inc.        COM              431475102      896 26594.000 SH      Sole                26594.000
Honeywell International Inc.   COM              438516106     1180 21715.000 SH      Sole                21715.000
ITT Corporation                COM              450911201      377 19529.000 SH      Sole                19529.000
Intel Corp.                    COM              458140100     1760 72578.000 SH      Sole                72578.000
International Business Machine COM              459200101     2282 12409.000 SH      Sole                12409.000
J M Smucker Co.                COM              832696405     1077 13772.000 SH      Sole                13772.000
JP Morgan Chase & Co.          COM              46625H100     1019 30632.000 SH      Sole                30632.000
Johnson & Johnson              COM              478160104      389 5925.000 SH       Sole                 5925.000
Johnson Controls Inc.          COM              478366107     1580 50547.000 SH      Sole                50547.000
KeyCorp                        COM              493267108      118 15347.000 SH      Sole                15347.000
Lockheed Martin Corp.          COM              539830109     1066 13179.000 SH      Sole                13179.000
M&T Bank Corp.                 COM              55261F104     3158 41367.000 SH      Sole                41367.000
Marathon Oil Corporation       COM              565849106     1895 64743.000 SH      Sole                64743.000
Mattel, Inc.                   COM              577081102     1212 43660.000 SH      Sole                43660.000
McCormick & Co. Inc.           COM              579780206     2063 40907.000 SH      Sole                40907.000
McDonalds Corp.                COM              580135101     1494 14889.000 SH      Sole                14889.000
Medco Health Solutions, Inc.   COM              58405U102     2148 38433.000 SH      Sole                38433.000
Medtronic, Inc.                COM              585055106      894 23371.000 SH      Sole                23371.000
Microsoft Corp.                COM              594918104     3018 116268.000 SH     Sole               116268.000
Mosaic Co.                     COM              61945C103     1191 23610.000 SH      Sole                23610.000
NextEra Energy, Inc. (Formerly COM              65339f101      866 14231.000 SH      Sole                14231.000
Nike Inc.                      COM              654106103     2685 27866.000 SH      Sole                27866.000
Norfolk Southern               COM              655844108     1155 15856.000 SH      Sole                15856.000
Northern Superior Resources In COM              665804100        5 20000.000 SH      Sole                20000.000
Occidental Petroleum Corp.     COM              674599105      642 6855.000 SH       Sole                 6855.000
Oracle Corp.                   COM              68389X105     1724 67205.000 SH      Sole                67205.000
PPG Industries Inc.            COM              693506107     1231 14745.000 SH      Sole                14745.000
PPL Corporation                COM              69351T106     1314 44670.000 SH      Sole                44670.000
Pepsico Inc.                   COM              713448108     1066 16072.000 SH      Sole                16072.000
Procter & Gamble Co.           COM              742718109     3999 59951.000 SH      Sole                59951.000
QUALCOMM, Inc.                 COM              747525103     2614 47785.000 SH      Sole                47785.000
Rayonier Inc.                  COM              754907103     1036 23206.000 SH      Sole                23206.000
Raytheon Co.                   COM              755111507     1061 21925.000 SH      Sole                21925.000
Sanofi-Aventis ADR             COM              80105N105      697 19081.000 SH      Sole                19081.000
Sirona Dental Systems Inc.     COM              82966C103     1634 37095.000 SH      Sole                37095.000
Skyworks Solutions             COM              83088M102     1312 80905.000 SH      Sole                80905.000
Spectra Energy                 COM              847560109     1110 36100.000 SH      Sole                36100.000
Sysco Corp                     COM              871829107      916 31232.000 SH      Sole                31232.000
T. Rowe Price Group Inc.       COM              74144T108     3196 56127.000 SH      Sole                56127.000
Teva Pharmaceutical ADR        COM              881624209     1816 44984.000 SH      Sole                44984.000
The Bank of New York Mellon Co COM              064058100     1090 54724.000 SH      Sole                54724.000
Titan Medical Inc.             COM              88830X108       13 10000.000 SH      Sole                10000.000
Total ADR                      COM              89151E109     1349 26385.000 SH      Sole                26385.000
Tupperware Brands Corporation  COM              899896104     2573 45965.000 SH      Sole                45965.000
Unilever PLC ADR               COM              904767704     1021 30446.000 SH      Sole                30446.000
United Technologies Corp.      COM              913017109     1510 20664.000 SH      Sole                20664.000
VF Corp.                       COM              918204108      834 6565.000 SH       Sole                 6565.000
Ventas Inc.                    COM              92276F100      808 14656.000 SH      Sole                14656.000
Verizon Communications Inc.    COM              92343V104     1147 28577.000 SH      Sole                28577.000
Visa Inc.                      COM              92826C839     2184 21515.000 SH      Sole                21515.000
Waste Management Inc.          COM              94106L109     1159 35435.000 SH      Sole                35435.000
Xylem Inc.                     COM              98419M100     1084 42205.000 SH      Sole                42205.000
Yum Brands Inc.                COM              988498101     2488 42168.000 SH      Sole                42168.000
PowerShares DB Commodity Index ETF              73935S105     2119 78950.000 SH      Sole                78950.000
S&P 400 Mid-Cap Depository Rec ETF              78467Y107     7020 44015.000 SH      Sole                44015.000
S&P 500 Depository Receipt     ETF              78462F103      907 7230.000 SH       Sole                 7230.000
SPDR Gold Trust                ETF              78463V107     5001 32903.000 SH      Sole                32903.000
SPDR S&P Dividend ETF          ETF              78464A763     1577 29280.000 SH      Sole                29280.000
Vanguard Dividend Appreciation ETF              921908844     6627 121261.000 SH     Sole               121261.000
Vanguard Emerging Markets      ETF              922042858     4963 129890.000 SH     Sole               129890.000
Vanguard FTSE All-World ex-US  ETF              922042775     5764 145375.000 SH     Sole               145375.000
Vanguard REIT Index            ETF              922908553     2386 41140.000 SH      Sole                41140.000
iShares MSCI EAFE Index Fund   ETF              464287465     6822 137741.000 SH     Sole               137741.000
iShares MSCI Emerging Markets  ETF              464287234     4017 105866.000 SH     Sole               105866.000
iShares Russell 1000 Growth In ETF              464287614      567 9815.000 SH       Sole                 9815.000
iShares Russell 2000 Index     ETF              464287655     4655 63115.000 SH      Sole                63115.000
iShares Russell Midcap Index   ETF              464287499     3529 35860.000 SH      Sole                35860.000